Related Party Transactions	12 Months Ended
Jun. 30, 2021
Disclosure Of Related Party [Abstract]
Related Party Transactions
1 9 .	RELATED PARTY TRANSACTIONS
Key management personnel compensation

	June 30, 2021	June 30, 2020
Salaries, bonus, and short-term employment benefits	$2,370	$3,921
Share-based compensation	3,308	2,762

	$5,678	$6,683

In the year ended June 30, 2021, 11 individuals (2020 – 15 individuals) were included in key management personnel, inclusive of the Company’s Board of Directors.